SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549

                                  FORM 10-K
                                ANNUAL REPORT

                     Pursuant to Section 13 or 15(d) of
                     the Securities Exchange Act of 1934

                  For the fiscal year ended April 30, 1996

                       Commission file number 0-10146

                           ABRAMS INDUSTRIES, INC.
           (Exact name of registrant as specified in its charter)

            GEORGIA                                    58-0522129
(STATE OR OTHER JURISDICTION OF                     (I.R.S. EMPLOYER
 INCORPORATION OR ORGANIZATION)                    IDENTIFICATION NO.)

5775-A Glenridge Drive, N.E., Suite 202, Atlanta, GA       30328
    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)            (ZIP CODE)

Registrant's telephone number, including area code:  (404) 256-9785

     SECURITIES REGISTERED PURSUANT TO SECTION 12(b) OF THE ACT:

                                              Name of each exchange on
 Title of each class:                             which registered:
       None                                             None

     SECURITIES REGISTERED PURSUANT TO SECTION 12(g) OF THE ACT:

               Common Stock, $1.00 Par Value Per Share
                          (Title of Class)

        Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

                  YES [CHECK MARK]         NO _____

        Indicate by check mark if disclosure of delinquent filers pursuant to Item 405 of Regulation S-K is not contained herein, and will not be contained to the best of the Registrant's knowledge, in definitive proxy or information statements incorporated by reference in Part III of this Form 10-K or any amendment to this Form 10-K. [CHECK MARK]

        THE AGGREGATE MARKET VALUE OF THE VOTING STOCK HELD BY
NONAFFILIATES OF THE REGISTRANT AS OF JUNE 30, 1996, WAS $5,219,630. SEE PART III. THE NUMBER OF SHARES OF COMMON STOCK OF THE REGISTRANT OUTSTANDING AS OF JUNE 30, 1996, WAS 2,970,856.

                 DOCUMENTS INCORPORATED BY REFERENCE

        THE INFORMATION CALLED FOR BY PART III (ITEMS 10, 11, AND 12) IS INCORPORATED HEREIN BY REFERENCE TO THE REGISTRANT'S DEFINITIVE PROXY STATEMENT FOR THE 1996 ANNUAL MEETING OF SHAREHOLDERS WHICH IS TO BE FILED PURSUANT TO REGULATION 14A.



      5           ABRAMS INDUSTRIES, INC.
                               PART I

                         ITEM 1.  BUSINESS.

        Abrams Industries, Inc. engages in (i) construction of retail and commercial projects; (ii) manufacturing store fixtures and display units for retail outlets; and (iii) developing income-producing properties for investment or sale, and providing management services for such properties.
        The Company was organized under Delaware law in 1960 to succeed to the business of A. R. Abrams, Inc., which was founded in 1925 by Alfred R. Abrams as a sole proprietorship. In 1984, the Company changed its state of incorporation to Georgia. As used herein, the term "Company" refers to Abrams Industries, Inc. and its subsidiaries and predecessors, unless the context indicates otherwise.
        Financial information by industry segment is set forth in Note 10 to the Consolidated Financial Statements of the Company.

                        CONSTRUCTION SEGMENT
        The Company, through its wholly owned subsidiary, Abrams Construction, Inc., has engaged in the construction business since 1925. Although the Company does work throughout much of the United States, it concentrates its activities principally in the South. Construction activities consist primarily of new construction of, expansion of, and remodeling of retail store buildings, warehouses, banks, and shopping centers.
        Construction contracts are obtained by competitive bid and by negotiation. Generally, purchasing of materials and services for the Company's construction operations is done on a project-by-project basis.

                        MANUFACTURING SEGMENT
        The Company, through its wholly owned subsidiary, Abrams Fixture Corporation, has engaged in manufacturing and selling store fixtures since 1946, and has been designing and producing point-of-purchase and other displays since 1975. The Company engineers and fabricates displays, check-out counters, cabinets, tables and other store fixtures of wood, metal and plastic laminate for sale primarily to several of the larger national retail store chains. Substantially all the store fixtures are fabricated to meet the customer's requirements for type, size, shape and color and are generally produced against specific orders.
        Abrams Fixture Corporation also produces both standardized and custom-designed point-of-purchase display units which are sold to carpet and wallcovering manufacturers, distributors, and retailers.
        The Company maintains raw material inventories of items such as lumber, plywood, metals, particle board, laminates, and hardware. In the opinion of management, the raw materials and supplies utilized by this Segment of the Company are available from numerous sources.

                         REAL ESTATE SEGMENT
        The Company, through its wholly owned subsidiary, Abrams Properties, Inc., has engaged in real estate development activities since 1960. These activities involve primarily the development and management of shopping centers in the Southeast and Midwest. Development activities include selection of target markets; evaluation and acquisition of potential sites; marketing to prospective tenants; negotiation of anchor tenant leases; arranging construction and long-term financing; contracting for design and construction; managing of construction; marketing of completed projects to potential investors; and managing completed projects held for sale and investment. From 1973 through 1992, the principal tenant of these developed shopping centers was Kmart Corporation. The Company develops properties for sale to others, for fees and for its own investment purposes.
        The Company developed and currently owns and manages 12 shopping centers which are held as long-term investments and were developed by the Company for that purpose. See "ITEM 2. PROPERTIES -- Owned Shopping Centers." The Company is also lessee and manager of 10 Company-developed shopping centers which were sold and leased back by the Company. See "ITEM 2. PROPERTIES -- Leaseback Shopping Centers."

                  EMPLOYEES AND EMPLOYEE RELATIONS
        At April 30, 1996, the Company employed 138 salaried employees, which included administrative, professional, and executive personnel, 6 hourly paid foremen, and 100 hourly employees.
        The hourly employees at Abrams Fixture Corporation are represented by one union. In June 1996, the Company and the union signed a three year agreement concerning wages and benefits. The Company has no other union agreements. On its construction jobs, the Company utilizes local labor whenever practicable, paying the prevailing wage scale. The Company believes that its relations with its employees are good.

      ABRAMS INDUSTRIES, INC.                6
                     SEASONAL NATURE OF BUSINESS
        The Company's business has historically been moderately seasonal, with the highest revenues generally occurring in the second and fourth quarters of the Company's fiscal year. This seasonal nature resulted primarily from the businesses of the Construction Segment and the Manufacturing Segment, which, in addition to weather factors, are affected by customers' desires generally to build or remodel retail outlets so that work will be completed by the spring or fall. More recently, these factors have been less significant and seasonality has been less apparent. The business of the Real Estate Segment is generally less seasonal.

                             COMPETITION
        The businesses of the Company are highly competitive. In its construction work and store fixture and display manufacturing business, the Company competes with a large number of national and local construction companies and fixture manufacturers and suppliers, many of which have greater financial resources than the Company. The Company also competes with smaller specialized companies. The real estate development area is also extremely competitive, with numerous companies competing for available financing, sites, tenants and purchasers.

                         PRINCIPAL CUSTOMERS
        During 1996, the Company derived approximately 48% ($64,445,000) of its consolidated revenues from direct transactions with The Home Depot, Inc. These revenues resulted from construction activities and sales of manufactured store fixtures. The Company also derived approximately 18% ($23,801,000) of its consolidated revenues from construction and real estate development activities for Baby Superstore, Inc. See Note 10 to the Consolidated Financial Statements of the Company. No other single customer accounted for 10% or more of the Company's consolidated revenues during the year.

                               BACKLOG
        The following table indicates the backlog of contracts and orders by industry segment:


                                 April 30,          April 30,
                                   1996                1995
        Construction            $18,772,000        $34,284,000
        Manufacturing             6,445,000          7,300,000
        Real Estate              10,901,000         10,083,000
             Total Backlog      $36,118,000        $51,667,000

        The Company estimates that most of the backlog at April 30, 1996 will be completed prior to April 30, 1997. No assurance can be given as to future backlog levels or whether the Company will realize earnings from the revenues resulting from the backlog at April 30, 1996.

                             REGULATION
        The Company is subject to the authority of various state and local regulatory agencies concerned with the licensing of contractors, but it has experienced no material difficulty in complying with such requirements. The Company is also subject to local zoning regulations and building codes in performing its construction and real estate activities. Management believes that it is in substantial compliance with all such governmental regulations. Management believes that compliance with federal, state and local provisions which have been enacted or adopted for regulating the discharge of materials into the environment does not have a material effect upon the capital expenditures, earnings and competitive position of the Company.

      7           ABRAMS INDUSTRIES, INC.
                EXECUTIVE OFFICERS OF THE REGISTRANT
        The Executive Officers of the Company are as follows:

Name and Age                   Position(s) with the Company                     Officer Since
Edward M. Abrams (69)      Chairman of the Board of Directors and
                           Chief Executive Officer since August 1995.
                           Prior to that he served as President and
                           Treasurer of the Company.                                 1953

Joseph H. Rubin (53)       Director, President, Chief Operating Officer and
                           Chief Financial Officer since August 1995. Prior
                           to that he served as Executive  Vice President,
                           Secretary and Chief Financial Officer of the Company.     1979

Bernard W. Abrams (71)     Director, Chairman of the Executive Committee since
                           August 1995. Prior to that he served as Chairman
                           of the Board of Directors and Chief Executive Officer
                           of the Company.                                           1952

Alan R. Abrams (41)        Director, President of Abrams Properties, Inc.
                           since 1994. Prior to that he served as Vice
                           President of Abrams Properties, Inc.                      1988

B. Michael Merritt (46)    President, Abrams Construction, Inc. since
                           May 1995. Prior to that he served as Executive
                           Vice President of Abrams Construction, Inc.               1986

Richard V. Priegel (43)    President, Abrams Fixture Corporation                     1981

        Executive Officers of the Company are elected by the Board of Directors of the Company or the Board of Directors of the respective subsidiary to serve at the pleasure of the Board. Bernard W. Abrams and Edward M. Abrams are brothers. Alan R. Abrams and J. Andrew Abrams, who serve on the Board of Directors of the Company, are sons of Edward M. Abrams and nephews of Bernard W. Abrams. There are no other family relationships between any Executive Officer or Director and any other Executive Officer or Director of the Company.

                         ITEM 2. PROPERTIES.

        The Company leases executive offices containing approximately 23,000 square feet in the Lakeside Office Park, 5775-A Glenridge Drive, in suburban Atlanta, Georgia. These offices are also used by the Company's Real Estate Segment and Construction Segment.
        The primary Manufacturing Segment facility contains approximately 255,000 square feet and is used for wood manufacturing and warehousing. There is a separate metal fabrication and warehousing facility, containing approximately 104,000 square feet. Both of these facilities, located near downtown Atlanta, are owned by the Company.
        The Company also owns, or has an interest in, the following properties:

                       OWNED SHOPPING CENTERS
        The Company, through its Real Estate Segment, owns 12 shopping centers which it developed. Except for the centers in Oakwood and Newnan, Georgia, Englewood and North Fort Myers, Florida, and Jackson, Michigan, all are leased exclusively to Kmart. Anchor lease terms for the centers not leased exclusively to Kmart are shown in the table below.

                                                                Lease              Options
                            Anchor              Square        Expiration              To
Location                    Tenants             Footage          Date                Renew
Oakwood, GA                  A & P              44,664           2013         4 for 5 years each
Newnan, GA                  Goody's             24,986           1997         2 for 5 years each
                             Kmart              82,779           2017        10 for 5 years each
                             Kroger             49,319           2012         6 for 5 years each
Englewood, FL               Beall's             31,255           2006         4 for 5 years each
                              Kmart             86,479           2015        10 for 5 years each
                             Publix             48,555           2010         4 for 5 years each
                           Walgreens (1)        13,500           2040                       None
North Fort Myers, FL          AMC (2)           54,666           2016         4 for 5 years each
                              Beall's           35,600           2009         9 for 5 years each
                             Food Lion          33,000           2013         4 for 5 years each
                          Jo-Ann Fabrics        16,000           2003         3 for 5 years each
                               Kmart           107,806           2018        10 for 5 years each
Jackson, MI                 Big Lots (3)        21,022           1997                       None
                             Kroger (2)         63,024           2021         6 for 5 years each

        (1) Tenant may terminate its lease with six months notice at five year intervals beginning in 2010.
        (2) Opened May 1996.
        (3) Tenant may terminate at any time with six months notice.

      ABRAMS INDUSTRIES, INC.                8
        In the shopping centers leased solely to Kmart, the leases expire from 1999 to 2017 and contain 8 to 10 five-year renewal options. With the exception of the Big Lots lease in Jackson, Michigan, and the Kmart leases in Columbus and Warner Robins, Georgia; Niles, Michigan; and Shawnee, Oklahoma; all of the anchor tenant leases provide for contingent rentals if sales exceed specified amounts. Most major tenants have rights to offset those contingent rentals against certain annual operating expenses paid by them. In 1996, the Company received $103,851 in contingent rentals, net of offsets, which amounts are included in the aggregate rentals set forth below.
        Typically, tenants are responsible for their pro rata share of ad valorem taxes, insurance and common area maintenance (subject to the right of offset discussed above). With the exception of the centers in Morton, Illinois; Warner Robins and Columbus, Georgia; Niles, Michigan; and Shawnee, Oklahoma, where Kmart has complete maintenance responsibility, the Company has responsibility for structural and roof maintenance of the buildings. The Company also has responsibility for parking lots and driveways, except routine upkeep, which is the responsibility of the tenants.
        The following chart provides relevant information relating to the owned shopping centers:


                                                                                                            Principal
                                                                                                            Amount of
                                          Leasable                                 Annual                 Mortgage Debt
                                           Square                       Rental      Cash      Mortgage     Outstanding
                                           Feet In           Year       Income:     Flow:     Payments:  As Of April 30,
Location                         Acres   Building(s)     Completed      1996      1996 (1)    1996 (2)       1996 (3)
1100 W. Argyle Street            11.4     105,046         1972 (4)    $ 163,008  $ 159,519   $  130,860    $ 1,409,528
Jackson, MI
2707 S. 11th Street              11.7     105,155        1974, 1993     288,814    285,914      261,648      2,484,315
Niles, MI
100 Virginia Avenue               9.7      84,686        1974, 1991     225,523    224,086      162,408        801,032
Tifton, GA
44-56 Bullsboro Drive            16.3     174,059        1974, 1987     857,225    827,868      668,016      5,706,748
Newnan, GA                                                  1989
2063 Watson Boulevard            12.1     104,224           1975        354,000    351,213      330,037      2,589,487
Warner Robins, GA
2323-2327 N. Harrison             8.0      83,552        1979, 1991     385,893    382,566      358,988      2,841,882
Shawnee, OK
315 Deo Drive                     7.1      68,337           1979        240,363    237,846      207,287      1,420,000
Newark, OH
1075 W. Jackson Street            7.3      92,120        1980, 1992     478,283    444,573      406,644      3,412,657
Morton, IL (5)
2500 Airport Thruway              8.0      87,543        1980, 1988     441,286    399,796      393,056      3,157,857
Columbus, GA (5)
3715 Mundy Mill Road             10.0      71,514           1988        714,047    706,715      482,290      4,623,609
Oakwood, GA
1500 Placida Road                28.7     213,739           1990      1,559,242  1,463,840    1,352,167     13,085,375
Englewood, FL
15201 N. Cleveland Ave.          72.3     293,662        1993, 1996   1,512,757  1,288,494    1,129,925     10,241,423
North Fort Myers, FL

        (1) Annual cash flow is defined as net operating income before depreciation, amortization of loan and lease costs, interest and principal payments on mortgage notes and bonds payable.
        (2) Includes principal and interest, but excludes mortgage refinancings and costs associated therewith.
        (3) Exculpatory provisions limit the Company's liability to the respective mortgaged properties, except for the North Fort Myers, Florida, and Jackson, Michigan, loans which have been guaranteed by Abrams Properties, Inc. See Notes 6 and 7 to the Consolidated Financial Statements of the Company.
        (4) Recently redeveloped as a multi-tenant shopping center with an outlot.
        (5) Land is leased, not owned. The Columbus, Georgia, center is owned by Abrams/Columbus Limited Partnership, in which Abrams Properties, Inc., serves as general partner and owns an 80% interest.


      9           ABRAMS INDUSTRIES, INC.
                     LEASEBACK SHOPPING CENTERS
        The Company, through its Real Estate Segment, is lessee of 10 shopping centers which it developed, sold and leased back under leases expiring from years 2001 to 2014. The 10 centers are subleased by the Company to Kmart Corporation for periods corresponding to the Company's leases. The Kmart subleases provide for contingent rentals if sales exceed specified amounts, and contain 10 five-year renewal options, except Jacksonville, Florida, which has eight five-year renewal options. The Company's leases with the fee owners contain renewal options coextensive with Kmart's renewal options. Kmart is responsible for insurance and ad valorem taxes, but has the right to offset against contingent rentals any such taxes paid in excess of specified amounts. In 1996, the Company received $67,271 in contingent rentals, net of offsets, which amounts are included in the aggregate annual rentals set forth below. The Company has responsibility for structural and roof maintenance of the buildings. The Company also has responsibility for parking lots and driveways, except routine upkeep, which is the responsibility of the tenant, Kmart. The Company's leases contain exculpatory provisions which limit the Company's liability to its interest in the respective subleases.
         The following chart provides certain information relating to the leaseback shopping centers:



                                                             Square                           Rental             Rent
                                                             Feet In         Year             Income:           Expense:
Location                                     Acres         Building(s)    Completed            1996              1996
Bayonet Point, FL                             10.8           109,340         1976            $359,626          $269,568
Orange Park, FL                                9.4            84,180         1976             264,000           226,796
Rock Island, IL                                9.8            84,180         1976             297,600           268,786
Davenport, IA                                 10.0            84,180         1977             272,953           208,056
Minneapolis, MN                                7.1            84,180         1978             342,920           230,570
West St. Paul, MN                             10.0            84,180         1978             298,465           229,630
Ft. Smith, AR                                  9.2           106,141         1979             255,350           223,195
Jacksonville, FL                              11.6            97,032         1979             303,419           258,858
Louisville, KY                                 9.3            72,897         1979             290,000           251,279
Richfield, MN                                  5.7            74,217         1979             300,274           241,904

                      LAND HELD FOR INVESTMENT
        The Company, through its Real Estate Segment, owns or has an interest in the following undeveloped land held for investment:

                                                              Year                        Intended
Location                                 Acres              Acquired                       Use (1)
W. Argyle Street                          0.9                1972 (2)      One outlot or retail shops
Jackson, MI
2707 S. 11th Street                       2.9                1973          Retail shops
Niles, MI
Kimberly Road & Fairmont Street           6.0                1977          Outlot, plus food store and/or retail shops
Davenport, IA
Dixie Highway                             4.7                1979          Food store and/or retail shops
Louisville, KY
West 15th Street                          1.4                1979          Two outlots (3)
Washington, NC
Mundy Mill Road                           7.7                1987          Five outlots
Oakwood, GA
Placida Road                              0.7                1989          One outlot
Englewood, FL
North Cleveland Avenue                   13.6                1993          Seven outlots and anchor tenant pads
North Fort Myers, FL

        (1) "Outlot" as used herein refers to a small parcel of land reserved from the original shopping center parcel and is generally sold for, leased for, or developed as, a fast-food operation, bank or similar use.
        (2) Originally part of Kmart lease. Re-developed into separate outlot in 1996.
        (3) Leased under leases terminating in years 2005 and 2010 with a right to extend for three additional five-year periods. Both outlots are sub-leased for terms coextensive with the Company's lease.

      ABRAMS INDUSTRIES, INC.                10
        There is no mortgage debt on any of the properties, except for the North Fort Myers, Florida retail shop land. See Note 7 to the Consolidated Financial Statements of the Company. The Company will either develop the properties described on the previous page or will hold them for sale to others.

                      ITEM 3. LEGAL PROCEEDINGS

        The Company is not a party to, nor is any of its property the subject of, any material pending legal proceedings, other than ordinary routine proceedings incidental to the business of the Company. To the knowledge of the management of the Company, there are no material legal proceedings contemplated or threatened against it.

    ITEM 4. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

                               PART II

ITEM 5. MARKET FOR REGISTRANT'S COMMON EQUITY AND RELATED SHAREHOLDER
                              MATTERS.


                          COMMON STOCK DATA

                                                                                                          DIVIDENDS PAID
                                                 CLOSING MARKET PRICES                                       PER SHARE
                                        FISCAL                          FISCAL               FISCAL            FISCAL
                                         1996                            1995                 1996              1995
                               HIGH               LOW            HIGH           LOW
                               TRADE             TRADE           TRADE         TRADE
First Quarter                  $5.375            $4.000         $6.250         $5.50         $.030             $.030
Second Quarter                  4.875             4.375          6.375          4.50          .030              .030
Third Quarter                   5.125             4.375          5.250          4.50          .030              .030
Fourth Quarter                  4.750             3.625          5.000          4.00          .015              .030

        The common stock of Abrams Industries, Inc. is traded over-the-counter in the NASDAQ/National Market System (Symbol: ABRI). The approximate number of holders of common stock was 560 (including shareholders of record and shares held in street name) at May 31, 1996.


      11           ABRAMS INDUSTRIES, INC.
                  ITEM 6. SELECTED FINANCIAL DATA.

        The following table sets forth selected financial data for the Company and should be read in conjunction with the consolidated financial statements and notes thereto.

                                        1996              1995               1994               1993            1992
Consolidated Revenues               $134,299,240      $122,608,682       $123,602,954       $82,878,911      $83,818,090
Net Earnings (Loss)                 $   (304,188)     $   (331,019)      $  1,359,408       $ 1,710,381      $ 1,021,303
Net Earnings (Loss) Per Share*      $       (.10)     $       (.11)      $        .46       $       .57      $       .34
Shares Outstanding at Year-End         2,970,856         2,993,540          2,993,540         2,977,540        2,977,540
Cash Dividends Paid Per Share       $       .105      $        .12       $        .11       $       .11      $       .20
Shareholders' Equity                $ 20,152,376      $ 20,872,035       $ 21,562,279       $20,484,880      $19,102,028
Shareholders' Equity Per Share*     $       6.78      $       6.97       $       7.20       $      6.84      $      6.38
Working Capital                     $ 10,417,697      $ 11,447,872       $  9,445,073       $ 8,030,898      $ 2,783,427
Depreciation and Amortization
  Expense                           $  3,242,738      $  3,078,878       $  2,787,078       $ 2,162,472      $ 2,106,703
Total Assets                        $ 90,635,098      $ 88,576,745       $ 92,732,567       $90,537,249      $78,260,810
Income-Producing Property Under
 Development, Income-Producing
 Properties and Property, Plant
 and Equipment, net                 $ 54,493,842      $ 55,065,157       $ 56,787,858       $64,340,348      $52,976,540
Long-Term Debt                      $ 51,202,536      $ 51,580,229       $ 52,637,298       $55,197,178      $41,513,804
Return on Average Shareholders'
 Equity                                    (1.5%)            (1.6%)               6.5%              8.6%            5.4%
Return on Total Assets                      (.3%)             (.4%)                1.5%              1.9%           1.3%

                                       1991           1990          1989          1988          1987           1986
Consolidated Revenues               $78,020,796    $54,887,568   $50,331,871   $51,032,736   $46,773,124   $45,962,053
Net Earnings (Loss)                 $ 1,027,373    $ 1,534,063   $ 1,435,567   $ 1,082,883   $   969,326   $   582,741
Net Earnings (Loss) Per Share*      $       .34    $       .51   $       .48   $       .36   $       .33   $      . 20
Shares Outstanding at Year-End        2,977,540      2,994,039     2,978,039     1,787,000     1,787,000     1,782,452
Cash Dividends Paid Per Share       $       .20    $       .20   $       .18   $       .14   $       .14   $       .14
Shareholders' Equity                $18,676,233    $18,304,102   $17,310,146   $16,402,538   $15,748,535   $15,192,735
Shareholders' Equity Per Share*     $      6.24    $      6.11   $      5.78   $      5.48   $      5.26   $      5.08
Working Capital                     $ 3,140,650    $21,575,826   $18,830,026   $12,955,259   $ 9,089,467   $11,092,309
Depreciation and Amortization
  Expense                           $ 1,938,687    $ 1,707,985   $ 1,668,105   $ 1,491,401   $ 1,364,970   $ 1,210,321
Total Assets                        $76,606,498    $64,047,108   $56,318,968   $51,178,946   $44,957,055   $43,361,213
Income-Producing Property Under
 Development, Income-Producing
 Properties and Property, Plant
 and Equipment, net                 $49,999,625    $22,797,353   $24,088,285   $21,069,833   $17,058,000   $17,208,946
Long-Term Debt                      $39,104,720    $29,955,918   $30,071,322   $23,337,984   $19,387,624   $20,226,001
Return on Average Shareholders'
 Equity                                    5.6%           8.6%          8.5%          6.7%          6.3%          3.9%
Return on Total Assets                     1.3%           2.4%          2.5%          2.1%          2.2%          1.3%

*Adjusted to reflect stock dividends and stock splits.

 ITEM 7. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS FOR FISCAL YEARS ENDED APRIL 30, 1996, 1995
                              AND 1994.

                        RESULTS OF OPERATIONS

                              REVENUES
        Revenues for 1996 were $134,299,240, compared to $122,608,682 and $123,602,954 for 1995 and 1994, respectively. This represents an increase in REVENUES of 10% and 9% from those of 1995 and 1994, respectively. Revenues include Interest income of $462,858, $406,302 and $307,220 for 1996, 1995 and 1994, respectively, and Other income of $173,577, $53,495 and $145,410 for 1996, 1995 and 1994,
respectively. The figures in Chart A below do not include Interest income, Other income or Intersegment revenues. When more than one segment is involved, REVENUES are reported by the segment that sells the product or service to an unaffiliated purchaser.

                     REVENUE SUMMARY BY SEGMENT
                       (Dollars in Thousands)
                               CHART A

                        Years Ended             Increase                      Years Ended                Increase
                         April 30,             (Decrease)                      April 30,                (Decrease)
                     1996          1995      Amount    Percent             1996          1994        Amount   Percent
Construction (1)   $107,495      $ 94,040    $13,455      14             $107,495     $ 86,774      $20,721      24
Manufacturing (2)    14,999        16,348     (1,349)     (8)              14,999       19,530       (4,531)    (23)
Real Estate (3)      11,169        11,761       (592)     (5)              11,169       16,846       (5,677)    (34)
Total              $133,663      $122,149    $11,514       9             $133,663     $123,150      $10,513       9

ABRAMS INDUSTRIES, INC.                12

NOTES:
        (1) The growth in revenues in 1996 from those in 1995 and 1994 is the result of increased levels of activity in the construction of new buildings and expansions of others for existing and new customers. The amounts reported exclude $792,000 in 1996, $-0- in 1995, and $1,020,000 in 1994 related to construction work at a shopping center developed by the Real Estate Segment.

        (2) The decrease in revenues in 1996 from those in 1995 and 1994 is attributable to some customers either delaying, cutting-back or canceling fixturing programs.
        (3) Rental revenues for 1996 were $11,169,000, compared to $11,131,000 in 1995 and $10,435,000 in 1994. Revenues from sales of real estate amounted to $-0- in 1996, $630,000 in 1995, and $6,411,000 in 1994.

                COSTS: APPLICABLE TO SEGMENT REVENUES
        As a percentage of total Segment REVENUES (See Chart A), the applicable total Segment COSTS (See Chart B) of $119,775,802 for 1996, $108,102,114 for 1995 and $105,259,598 for 1994 were 90%, 89% and 85%, respectively.



13           ABRAMS INDUSTRIES, INC.

           COSTS APPLICABLE TO REVENUES SUMMARY BY SEGMENT
                       (Dollars in Thousands)
                               CHART B

                                                                                                  Percent of
                                                                                               Segment Revenues
                                                  Years Ended                                   For Years Ended
                                                    April 30,                                       April 30,
                                        1996          1995          1994              1996            1995         1994
Construction (1)                      $101,894      $ 88,847      $ 81,902             95              94           94
Manufacturing (2)                       11,587        12,896        12,773             77              79           65
Real Estate (3)                          6,295         6,359        10,585             56              54           63
  Total                               $119,776      $108,102      $105,260             90              89           85

NOTES:
        (1) The increase in the percentage of Construction Costs Applicable to REVENUES in 1996 as compared to 1995 and 1994 is attributable to an intensely competitive environment.
        (2) The decrease in the percentage of Manufacturing Costs Applicable to REVENUES in 1996 as compared to 1995 is attributable to an increase in aged inventory reserves in 1995 of approximately $288,000. There was no such similar increase in 1996. The increase in the percentage of Manufacturing Costs Applicable to REVENUES in 1996 as compared to 1994 is attributable to the product mix of fixtures sold and the under-absorption of plant overhead.
        (3) The increase in the percentage of Real Estate Costs Applicable to REVENUES in 1996 as compared to 1995 is primarily attributable to increased shopping center repairs and maintenance expenses. The decrease in both the dollar and percentage of Real Estate Costs Applicable to REVENUES in 1996 as compared to 1994 is primarily attributable to the cost of real estate sold that amounted to $-0- in 1996 and $5,249,000 in 1994.

  SELLING, SHIPPING, GENERAL AND ADMINISTRATIVE EXPENSES BY SEGMENT
        For the years 1996, 1995 and 1994, Selling, Shipping, General and Administrative Expenses (See Chart C) were $10,273,008, $10,207,016 and $11,509,660, respectively. As a percentage of Consolidated Revenues, these expenses were 8% for 1996 and 1995, and 9% for 1994. In reviewing Chart C, the reader should recognize that the volume of revenues usually affects these amounts and percentages. The percentages in Chart C are based on expenses as they relate to segment revenues in Chart A, except that Parent expenses and total expenses relate to Consolidated Revenues.

  SELLING, SHIPPING, GENERAL AND ADMINISTRATIVE EXPENSES BY SEGMENT
                       (Dollars in Thousands)
                               CHART C

                                                                                                  Percent of
                                                                                               Segment Revenues
                                                  Years Ended                                   For Years Ended
                                                    April 30,                                       April 30,
                                        1996          1995          1994              1996            1995         1994
Construction (1)                      $ 2,952       $ 2,727       $ 2,637               3               3            3
Manufacturing (2)                       3,454         3,824         5,004              23              23           26
Real Estate (3)                         1,628         1,629         1,873              15              14           11
Parent (4)                              2,239         2,027         1,996               2               2            2
Total                                 $10,273       $10,207       $11,510               8               8            9

NOTES:
        (1) On a dollar basis comparison, the higher Selling, Shipping, General and Administrative Expenses in 1996 as compared to 1995 and 1994, stemmed from increased Segment profits which, in turn, increased incentive-based compensation expenses.
        (2) On a dollar basis comparison, Selling, Shipping, General and Administrative Expenses were lower in 1996 as compared to 1995, primarily because of the following: (a) $119,000 -- decreased doubtful account reserves and (b) $167,000 -- decreased personnel costs. On both a dollar and percentage basis comparison, the Selling, Shipping, General and Administrative Expenses were lower in 1996 as compared to 1994, because of approximately $1,300,000 decrease in incentive-based compensation expenses.


ABRAMS INDUSTRIES, INC.                14

        (3) On a dollar basis comparison, the Selling, Shipping, General and Administrative Expenses were lower in 1996 as compared to 1994 because of decreased incentive-based compensation expenses ($129,000 less than 1994) and decreased shopping center opening expenses ($67,000 less than 1994).
        (4) On a dollar basis comparison, the Selling, Shipping, General and Administrative Expenses were higher in 1996 as compared to 1995, because of the following increases: (a) personnel costs -- $158,000; (b) computer expenses -- $31,000; and (c) business development expenses -- $24,000. On a dollar basis comparison, the Selling, Shipping, General and Administrative Expenses were higher in 1996 as compared to 1994, because of increased personnel costs.

                           INTEREST COSTS
        The majority of interest costs expensed of $4,717,618, $4,806,571 and $4,598,288 in 1996, 1995 and 1994, respectively, are related to the ownership of shopping centers and utilization of lines of credit. Interest costs of $70,000, $-0- and $536,000 relating to properties under development in 1996, 1995 and 1994, respectively, were capitalized.

                   LIQUIDITY AND CAPITAL RESOURCES
        Except for certain real estate construction loans and occasional short-term operating loans, the Company normally has been able to finance its working capital needs through funds generated internally. If adequate funds are not generated through normal operations, the Company has available bank lines of credit. The Company has also developed relationships with various banks which management believes could be sources for other short-term and long-term financing, if required. Working capital decreased to $10,417,697 at the end of 1996, as compared to $11,447,872 and
$9,445,073 of working capital at the end of 1995 and 1994, respectively. Operating activities provided cash of $362,810. Investing activities used cash of $2,363,431 primarily for purchasing new equipment and computers to increase productivity. Financing activities used cash of $817,629 primarily for debt repayment.
        In April 1992, the Company secured a construction loan for the North Fort Myers development from SunTrust Bank, Atlanta. The loan was amended in April 1994, September 1995, and March 1996. The term of the construction financing is five years, and the loan may be extended for one additional year upon the satisfaction of certain conditions. The maximum amount to be funded will be determined by a formula based on future development. The Company entered into an interest rate swap agreement with SunTrust Bank, Atlanta effective January 4, 1994, and which terminates July 1, 1997. The notional amount reduces monthly from approximately $9.8 million at April 30, 1996, to $9.5 million prior to expiration of the agreement. The agreement effectively sets a cap and floor interest rate of 8% and 6%, respectively, on most of the construction loan, which had an outstanding balance of $10,241,423 at April 30, 1996, and carries a floating interest rate of prime plus 3/8%. The Company expects the counterparty to the agreement to abide by the terms of the agreement. A determination is made each reporting period whether amounts are receivable from or payable to the counterparty under the agreement and such accrual is made in the Company's financial statements.
        Pursuant to a lease agreement entered into in 1996, the Company is obligated to pay the lessee a construction allowance estimated at $3,700,000 toward the cost of constructing a new building to be owned by the Company and leased to the lessee. The construction allowance is due upon the Company's receipt of certain documents confirming the completion of the building in accordance with the lease terms. As of April 30, 1996, the Company has not paid or accrued any amount related to the construction allowance. The building was completed and occupied in May 1996 and management anticipates that the construction allowance will become due during fiscal year 1997. The construction allowance will be funded by additional proceeds under the construction mortgage loan, described in the previous paragraph.
        In December 1995, the Company secured a construction mortgage loan for the Jackson, Michigan development from SunTrust Bank, Atlanta. The term of the construction financing is one year, and the loan may be extended for one additional year upon satisfaction of certain conditions. The maximum amount to be funded is $2,100,000 subject to meeting certain leasing requirements.
        At April 30, 1996, the Company and its subsidiaries had bank lines of credit of $9,500,000, of which none was outstanding.

       EFFECTS OF INFLATION ON REVENUES AND OPERATING PROFITS
        The effects of inflation upon the Company's operating results are varied. Inflation in the current year has been modest and has had minimal effect on the Company. The Construction Segment subcontracts most of its work at fixed prices, which normally will help that segment to protect its profit margin percentage.
        During the prior year, the Manufacturing Segment experienced increased costs, especially in the area of wood and wood products. During the current year, raw material prices were stable.
         In the Real Estate Segment, the majority of leases are long-term (over 20 years) with fixed rents except for contingent rent provisions by which the Company may earn additional rent as a result of increases in tenants' sales. The contingent rent provisions, however, permit the ten-

15           ABRAMS INDUSTRIES, INC.

ant in most cases to offset against contingent rents any increases in ad valorem taxes over a specified amount. If inflation were to rise, ad valorem taxes would probably increase which, in turn, would cause a decrease in the contingent rents. Furthermore, the Company has certain repair obligations and the costs of repairs increase with inflation.
        Inflation causes a rise in interest rates, which has a positive effect on investment income, but has a negative effect on profit margins because of the increased costs of production. Overall, inflation will tend to limit the Company's markets and, in turn, will reduce revenues as well as operating profits.

        ITEM 8. FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA.
             INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                 Page
Independent Auditors' Report                                       17
Consolidated Balance Sheets - April 30, 1996 and 1995              18
Consolidated Statements of Operations --
  For the years ended April 30, 1996, 1995 and 1994                19
Consolidated Statements of Shareholders' Equity --
  For the years ended April 30, 1996, 1995 and 1994                20
Consolidated Statements of Cash Flows --
  For the years ended April 30, 1996, 1995 and 1994                21
Notes to Consolidated Financial Statements --
  April 30, 1996, 1995 and 1994                                 22-30

Schedules:

NUMBER          DESCRIPTION
II    Valuation and Qualifying Accounts                            31
III   Real Estate and Accumulated Depreciation                  32-33


ABRAMS INDUSTRIES, INC.                16

                    INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
Abrams Industries, Inc.


        We have audited the consolidated financial statements of Abrams Industries, Inc. and subsidiaries as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
        We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
        In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Abrams Industries, Inc. and subsidiaries as of April 30, 1996 and 1995, and the results of their operations and cash flows for each of the years in the three-year period ended April 30, 1996, in conformity with generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/KPMG Peat Marwick LLP

June 7, 1996
Atlanta, Georgia
17           ABRAMS INDUSTRIES, INC.

                     CONSOLIDATED BALANCE SHEETS

                                                                                                    April 30,
                                                                                            1996               1995
                                                        ASSETS
CURRENT ASSETS:
    Cash and cash equivalents                                                           $ 5,452,453         $ 8,270,703
    Receivables -
      Trade notes and accounts, net                                                       1,684,916           2,281,440
      Contracts, net, including retained amounts of
          $3,364,896 in 1996 and $3,054,467 in 1995                                      14,389,915           8,401,281
    Inventories, net (note 2)                                                             1,676,541           2,655,906
    Costs and earnings in excess of billings (note 3)                                     2,858,389           1,568,845
    Deferred income taxes (note 8)                                                          999,100           1,212,791
    Other                                                                                   384,292             388,079
          Total current assets                                                           27,445,606          24,779,045
INCOME-PRODUCING PROPERTIES, net (notes 4, 6 and 7)                                      50,661,940          50,784,045
PROPERTY, PLANT AND EQUIPMENT, NET (notes 5 and 7)                                        3,831,902           4,281,112
OTHER ASSETS:
    Land held for investment                                                              4,980,903           4,950,293
    Notes receivable                                                                        624,017             783,293
    Cash surrender value of life insurance on officers, net                                 947,134             889,712
    Deferred loan costs, net                                                                914,153           1,128,040
    Other                                                                                 1,229,443             981,205
                                                                                        $90,635,098         $88,576,745
                                         LIABILITIES AND SHAREHOLDERS' EQUITY
CURRENT LIABILITIES:
    Trade and subcontractors payables, including
      retained amounts of $1,892,870 in 1996 and
      $1,249,840 in 1995                                                                $11,246,736         $ 7,859,614
    Billings in excess of costs and earnings (note 3)                                       781,818             500,468
    Accrued cash and deferred profit-sharing (note 9)                                     1,617,932           1,493,481
    Accrued expenses                                                                      1,895,766           1,967,488
    Current maturities of long-term debt (notes 6 and 7)                                  1,485,657           1,510,122
          Total current liabilities                                                      17,027,909          13,331,173
DEFERRED INCOME TAXES (note 8)                                                            1,713,014           2,207,525
OTHER LIABILITIES                                                                           539,263             585,783
MORTGAGE NOTES AND BONDS PAYABLE,
    less current maturities (note 6)                                                     39,102,270          40,518,332
OTHER LONG-TERM DEBT, less current
    maturities (note 7)                                                                  12,100,266          11,061,897
          Total liabilities                                                              70,482,722          67,704,710
COMMITMENTS AND CONTINGENCIES (notes 6, 7 and 11)
SHAREHOLDERS' EQUITY (note 9):
    Common stock, $1 par value; authorized
      5,000,000 shares; 3,010,039 issued
      and 2,970,856 outstanding in 1996
      and 2,993,540 outstanding in 1995                                                   3,010,039           3,010,039
    Additional paid-in capital                                                            2,012,190           2,012,190
    Retained earnings                                                                    15,289,448          15,906,239
          Total paid-in capital and retained earnings                                    20,311,677          20,928,468
               Less cost of treasury stock (39,183 shares in 1996
               and 16,499 shares in 1995)                                                   159,301              56,433
          Total shareholders' equity                                                      20,152,376         20,872,035
                                                                                         $90,635,098        $88,576,745

    SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
ABRAMS INDUSTRIES, INC.                18

                                         CONSOLIDATED STATEMENTS OF OPERATIONS
                                                                                        Years Ended April 30,
                                                                              1996             1995            1994
REVENUES
    Construction                                                         $107,494,271       $94,039,455    $ 86,773,819
    Manufacturing                                                          14,999,240        16,348,294      19,530,240
    Rental income                                                          11,169,294        11,131,136      10,435,407
    Real estate sales                                                               --          630,000       6,410,858
    Interest                                                                  462,858           406,302         307,220
    Other                                                                     173,577            53,495         145,410
                                                                          134,299,240       122,608,682     123,602,954
COSTS AND EXPENSES
    Applicable to revenues -
      Construction                                                        101,893,350        88,847,494      81,901,979
      Manufacturing                                                        11,587,307        12,895,856      12,772,836
      Rental property operating expenses,
          exclusive of interest                                             6,295,145         6,046,094       5,335,651
      Cost of real estate sold                                                     --           312,670       5,249,132
                                                                          119,775,802       108,102,114     105,259,598
    Selling, shipping, general and administrative                          10,273,008        10,207,016      11,509,660
    Interest costs incurred, less interest capitalized of $70,000
      $0, and $536,000 in 1996, 1995 and 1994, respectively                 4,717,618         4,806,571       4,598,288
                                                                          134,766,428       123,115,701     121,367,546
EARNINGS (LOSS) BEFORE INCOME TAXES                                          (467,188)         (507,019)      2,235,408
INCOME TAXES (note 8)
    Current                                                                   117,820          (103,490)      1,033,846
    Deferred                                                                 (280,820)          (72,510)       (157,846)
                                                                             (163,000)         (176,000)        876,000
NET EARNINGS (LOSS)                                                      $   (304,188)      $  (331,019)   $  1,359,408
NET EARNINGS (LOSS) PER SHARE, based on weighted average
    outstanding shares of 2,977,163, 2,993,540, and 2,981,762
    in 1996, 1995, and 1994, respectively                                $       (.10)      $      (.11)   $        .46

    SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
19           ABRAMS INDUSTRIES, INC.

                                    CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
                                                                  Additional
                                       Common Stock                Paid-In       Retained       Treasury
                                 Shares            Amount          Capital       Earnings         Stock        Total
BALANCES at April 30, 1993      2,994,039        $2,994,039       $1,982,190    $15,565,084    $ (56,433)   $20,484,880
    Net earnings                       --                --               --      1,359,408           --      1,359,408
    Cash dividends declared -
      $.11 per share                   --                --               --       (328,009)           --      (328,009)
    Proceeds from exercise of
      stock options                16,000            16,000           30,000             --            --        46,000
BALANCES at April 30, 1994      3,010,039         3,010,039        2,012,190     16,596,483       (56,433)   21,562,279
    Net loss                           --                --               --       (331,019)           --      (331,019)
    Cash dividends declared -
      $.12 per share                   --                --               --       (359,225)           --      (359,225)
BALANCES at April 30, 1995      3,010,039         3,010,039        2,012,190     15,906,239       (56,433)   20,872,035
    Net loss                           --                --               --       (304,188)           --      (304,188)
    Cash dividends declared -
      $.105 per share                  --                --               --       (312,603)           --      (312,603)
    Purchase of 22,684 shares
      of treasury stock                --                --               --             --      (102,868)     (102,868)
BALANCES at April 30, 1996      3,010,039        $3,010,039       $2,012,190    $15,289,448    $ (159,301)  $20,152,376

    SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
ABRAMS INDUSTRIES, INC.                20

                                         CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                                 Years Ended April 30,
                                                                       1996              1995               1994
Cash flows from operating activities:
    Net earnings (loss)                                            $ (304,188)       $ (331,019)        $ 1,359,408
    Adjustments to reconcile net earnings (loss) to net
      cash provided by (used in) operating activities:
          Depreciation and amortization                             3,242,738         3,078,878           2,787,078
          Deferred tax benefit                                       (280,820)          (72,510)           (157,846)
          Gain on sales of real estate                                     --          (317,330)         (1,161,726)
      Decrease (increase) in assets:
          Receivables                                              (5,392,110)        3,367,446          (4,101,502)
          Inventories                                                 979,365          (293,675)           (139,250)
          Costs and earnings in excess of billings                 (1,289,544)          (79,501)           (789,048)
          Other current assets                                          3,787           (15,440)             51,065
          Other assets                                               (271,099)          506,692          (1,581,143)
      Increase (decrease) in liabilities:
          Accounts payable                                          3,387,122          (508,760)          1,717,055
          Accrued cash and deferred profit-sharing                    124,451        (1,208,632)            969,465
          Billings in excess of costs and earnings                    281,350          (199,090)           (242,358)
          Accrued expenses                                            (71,722)          (86,987)            268,279
          Other liabilities                                           (46,520)           60,019              73,461
          Income taxes payable                                             --          (765,265)            469,956
    Net cash provided by (used in) operating activities               362,810         3,134,826            (477,106)

Cash flows from investing activities:
    Proceeds from sales of real estate                                     --           630,000           6,410,858
    Additions to properties, property, plant and equipment, net    (2,363,431)       (1,114,794)         (2,696,947)
    Net cash provided by (used in) investing activities            (2,363,431)         (484,794)          3,713,911

Cash flows from financing activities:
    Debt proceeds                                                   6,419,282         5,951,000          10,512,657
    Debt repayments                                                (6,821,440)       (7,093,519)        (12,516,829)
    Additions to deferred loan costs                                       --            (4,773)           (727,697)
    Cash dividends                                                   (312,603)         (359,225)           (328,009)
    Repurchases of common stock                                      (102,868)               --                  --
    Proceeds from exercise of stock options                                --                --              46,000
    Net cash used in financing activities                            (817,629)       (1,506,517)         (3,013,878)

Net increase (decrease) in cash and cash equivalents               (2,818,250)        1,143,515             222,927
Cash and cash equivalents at beginning of year                      8,270,703         7,127,188           6,904,261
Cash and cash equivalents at end of year                          $ 5,452,453       $ 8,270,703         $ 7,127,188

Supplemental schedule of cash flow information:
    Interest paid, net of amounts capitalized                     $ 4,699,374       $ 4,756,176         $ 4,922,260
    Income taxes paid, net of refunds                             $   107,653       $   696,712         $   734,663

    SEE ACCOMPANYING NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.
21           ABRAMS INDUSTRIES, INC.

             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                    APRIL 30, 1996, 1995 AND 1994

           (1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A)  PRINCIPLES OF CONSOLIDATION AND BASIS OF PRESENTATION
     The consolidated financial statements include the accounts of Abrams Industries, Inc., its wholly owned subsidiaries and its 80% investment in Abrams-Columbus Limited Partnership (Company).

      All significant intercompany balances, transactions and profits have been eliminated in consolidation. Revenues and costs are reported by the segment which sells the product or service to an unaffiliated purchaser.

(B)  CASH EQUIVALENTS
     Cash equivalents of $4,365,006 and $7,913,434 at April 30, 1996 and 1995, respectively, consist of money market funds and other financial instruments. For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

(C)  CAPITALIZATION POLICIES
     The Company capitalizes interest and other carrying costs on development properties and income-producing properties while they are under construction or development. Costs of planning, development and construction are also capitalized.
     Capitalization of interest and other carrying costs is discontinued when a project is substantially completed or if active development ceases.

(D)  DEVELOPMENT AND INVESTMENT PROPERTIES
     Development and investment properties are carried at the lower of cost or estimated net realizable value. Management monitors each property on a periodic basis. Valuation allowances for estimated losses on development and investment properties are provided when a significant and permanent decline in value occurs.

(E)  INCOME RECOGNITION
     Construction revenues and costs are reported on the percentage-of-completion method, using costs incurred to date in relation to estimated total costs of the contracts to measure the stage of completion. The cumulative effects of changes in estimated total contract costs and revenues are recorded in the period in which the facts requiring the revisions become known. At the time it is determined that a contract will result in a loss, the entire estimated loss is recorded.

     Revenues from the sales of real estate are recognized at the time of closing. When a portion or unit of a development property is sold, a proportionate share of the projected total cost of the development is charged to cost of sales. Costs of sales related to real estate are based on the specific property sold.

(F)  INVENTORIES
     Inventories are valued at the lower of cost (first-in, first-out method) or market. To reflect the inventory at the lower of cost or market, valuation reserves are established.
     Management periodically evaluates the adequacy of reserves based on aging, sales and other relevant factors.

(G) INCOME-PRODUCING PROPERTIES AND PROPERTY, PLANT AND EQUIPMENT Income-producing properties and property, plant and equipment are recorded at cost and are depreciated and amortized for financial reporting purposes using the straight-line method over the estimated useful lives of the assets. Significant additions which extend asset lives are capitalized. Normal maintenance and repair costs are expensed as incurred.


ABRAMS INDUSTRIES, INC.                22

(H)  INCOME TAXES
     Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

(I)  RECENT ACCOUNTING PRONOUNCEMENTS
     In October 1995, Statement of Financial Accounting Standards
     (SFAS) No. 123, "Accounting for Stock-Based Compensation" was issued. SFAS No. 123 encourages companies to adopt a fair value-based method of accounting for stock-based compensation plans. The Company plans to adopt the standard in fiscal year 1997 on a disclosure-only basis. As required by SFAS No. 123, pro forma disclosures in the Company's fiscal year 1997 financial statements will include the effects of awards granted in both fiscal years 1996 and 1997 in the respective years' financial statements.

     In March 1995, SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of" was issued. SFAS No. 121 is effective for fiscal years beginning January 1, 1996. SFAS No. 121 establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used, and for long-lived assets and certain identifiable intangibles to be disposed of. The Company does not believe the adoption of SFAS No. 121 will have a material impact on the Company's financial condition or results of operations.

(J)  EARNINGS PER SHARE
     Earnings per share are computed by dividing net earnings by the weighted average number of shares of common stock outstanding during the year. Shares issuable in connection with the Company's stock plans are not included in average outstanding shares. No material dilution in earnings per share would result if all the options were exercised.

(K)  USE OF ESTIMATES
     The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

(L)  FAIR VALUE OF FINANCIAL INSTRUMENTS
     SFAS No. 107, "Disclosures about Fair Value of Financial
     Instruments," requires disclosure about fair value for all financial instruments.

     Management believes that the carrying amounts of cash and cash equivalents, receivables, other assets, accounts payable and accrued expenses and current portions of debt instruments are reasonable approximations of their fair value because of the short maturity of these instruments.

     The fair value of the Company's noncurrent portions of debt instruments is estimated by discounting the future cash flows of each instrument at rates currently offered to the Company for similar debt instruments of comparable maturities by the Company's bankers. Based on this valuation methodology, management believes that the carrying amount of the noncurrent portions of debt instruments is a reasonable estimation of its fair value.

(M)  RECLASSIFICATIONS
     Certain reclassifications have been made to the 1995 and 1994 consolidated financial statements to conform with classifications adopted in 1996.


23           ABRAMS INDUSTRIES, INC.

                           (2) INVENTORIES

        The classes of inventory at April 30 were:

                                         1996            1995
Finished goods                        $1,355,296      $1,790,849
Work in progress                          73,029         552,803
Raw materials                            248,216         312,254
                                      $1,676,541      $2,655,906

                      (3) CONTRACTS IN PROGRESS

        Assets and liabilities related to contracts in progress are included in current assets and current liabilities as they will be liquidated in the normal course of contract completion, although this may require more than one year. Amounts billed and costs recognized on contracts in progress at April 30 were:

                                               1996            1995
Costs and earnings in excess of billings:
  Accumulated costs and earnings            $25,901,915    $17,337,720
  Amounts billed                             23,043,526     15,768,875
                                            $ 2,858,389    $ 1,568,845

Billings in excess of costs and earnings:
  Amounts billed                            $29,022,583    $24,873,830
  Accumulated costs and earnings             28,240,765     24,373,362
                                            $   781,818    $   500,468

                   (4) INCOME-PRODUCING PROPERTIES

        Substantially all income-producing properties are pledged as collateral against mortgage notes and bonds payable. Income-producing properties and their estimated useful lives at April 30 were:

                 Estimated useful lives         1996           1995
Land                                         $14,832,628   $14,832,628
Buildings and
  improvements         23-31.5 years          55,937,446    53,984,904
                                              70,770,074    68,817,532
Less - Accumulated
  depreciation
  and amortization                            20,108,134    18,033,487
                                             $50,661,940   $50,784,045


ABRAMS INDUSTRIES, INC.                24

                  (5) PROPERTY, PLANT AND EQUIPMENT

        The major components of property, plant and equipment and their estimated useful lives at April 30 were:


                  Estimated useful lives          1996          1995
Land                                          $  529,224    $  529,224
Buildings and
  improvements         3-31.5 years            4,817,330     4,805,509
Machinery and
  equipment             3-10 years             4,949,832     5,542,580
                                              10,296,386    10,877,313
Less - Accumulated
  depreciation                                 6,464,484     6,596,201
                                             $ 3,831,902    $4,281,112

           (6) MORTGAGE NOTES AND BONDS PAYABLE AND LEASES

        The Company owns 12 shopping centers which are pledged as collateral on related mortgage notes, bonds payable and construction mortgage loans (note 7). It is also lessee of 10 shopping centers under sale/leaseback arrangements expiring from 2001 to 2014. Each debt instrument and sale/leaseback arrangement contains an exculpatory provision which limits the Company's liability to its interest in the mortgaged property or lease, except for two construction mortgage loans which have been guaranteed by a subsidiary of the Company (note
7).

        Both types of centers are primarily leased to the Kmart Corporation. The owned centers are leased for periods expiring from 1997 to 2040 and the leased centers for periods corresponding to the leaseback period. All leases are operating leases. The leases typically require that the tenant make fixed rental payments over a 23-25 year period and provide for renewal options and for contingent rentals if the tenants' sales volumes exceed predetermined amounts. In some cases, the leases provide that the tenant bear the cost of insurance, repairs, maintenance and taxes. Base rental revenue received from owned centers in 1996, 1995 and 1994 was approximately $7,116,000, $7,261,000 and $6,891,000, respectively. Base rental revenue received from sale/leaseback centers in 1996, 1995 and 1994 was approximately $2,917,000 in each year. Contingent rentals received on all centers in 1996, 1995, and 1994 were approximately $171,000, $103,000 and $94,000, respectively.

        Approximate future minimum annual rentals to be received on all centers are:

                                           Owned           Leaseback
  Years Ending April 30,                      Rental Receipts
  1997                                 $  7,411,000       $ 2,917,000
  1998                                    7,242,000         2,917,000
  1999                                    6,958,000         2,917,000
  2000                                    6,680,000         2,917,000
  2001                                    6,472,000         2,850,000
  2002 and thereafter                    86,593,000         5,732,000
                                       $121,356,000       $20,250,000

25           ABRAMS INDUSTRIES, INC.

        Pertinent information on future payments on mortgage notes and bonds on ten of the owned centers and approximate minimum rentals to be paid on all leaseback centers are as follows:

                                                                           Owned Centers
                                                                         Mortgage Payments            Leaseback Centers
Years Ending April 30,                                              Principal           Interest        Rental Payments
1997                                                               $ 1,021,000        $ 3,602,000        $ 2,405,000
1998                                                                 1,115,000          3,511,000          2,405,000
1999                                                                 1,215,000          3,411,000          2,405,000
2000                                                                 1,315,000          3,302,000          2,405,000
2001                                                                 1,439,000          3,183,000          2,405,000
2002 and thereafter                                                 34,018,000         14,742,000          5,015,000
                                                                   $40,123,000        $31,751,000        $17,040,000

        The notes and bonds are due at various dates between April 25, 2002 and April 1, 2017, and bear interest at rates ranging from 7.3% to 10%, with a weighted average rate of 8.9% at April 30, 1996.

           (7) OTHER LONG-TERM DEBT AND CREDIT FACILITIES

Other long-term debt at April 30 was:

                                                                                 1996           1995

79% of prime rate (6.52% at April 30, 1996), industrial development bond payable in quarterly installments of $57,143 principal plus
  interest, final payment due March 1, 2000; secured by real property         $  914,280    $ 1,142,852

Prime rate plus 3/8% (8.625% at April 30, 1996), construction mortgage loan; monthly principal and interest payments of $87,729 required with principal due May 28, 1997, with an option for a one year extension; secured by income-producing property and assignment
  of leases and rents; guaranteed by a subsidiary of the Company               9,691,669      9,915,245

Prime rate plus 3/8% (8.625% at April 30, 1996), amendment to the construction mortgage loan shown above which permits borrowings of up to $4,942,419; monthly interest payments required until 6 months after construction has been completed (construction was completed
  May 1996); monthly principal and interest payments of $42,134 required beginning December 1996, with principal due May 28, 1997, with an option for a one year extension; secured by income-producing properties and assignment of leases and rents; guaranteed by a subsidiary of the
  Company                                                                        549,754             --

Prime rate (8.25% at April 30, 1996), construction mortgage loan which permits borrowings of up to $2,100,000; monthly interest payments required beginning January 1, 1996 with principal due December 15,
  1996, with an option for a one year extension; secured by income-
  producing property and assignment of leases and rents; guaranteed by
  a subsidiary of the Company                                                  1,409,528             --

Prime rate (8.25% at April 30,1996), $3,000,000 unsecured bank line of credit; quarterly interest payments required with principal due
  October 31, 1996                                                                    --        361,000
Total other long-term debt                                                    12,565,231     11,419,097
Less - current maturities                                                        464,965        357,200
Total other long-term debt, excluding current maturities                     $12,100,266    $11,061,897


ABRAMS INDUSTRIES, INC.                26

        The aggregate maturities of other long-term debt are as follows:

    Years Ending April 30,                                    Amount
    1997                                                   $   464,965
    1998                                                    11,643,129
    1999                                                       228,572
    2000                                                       228,565
                                                           $12,565,231

        At April 30, 1996, the Company classified $1,409,528 of borrowings under the construction loan as long-term. The Company has both the intent and ability to extend or refinance this note on a long-term basis.

        The Company entered into an interest rate swap agreement with the lender on the prime rate plus 3/8% construction mortgage loan, as shown above, effective January 4, 1994, and which terminates July 1, 1997. The notional amount reduces monthly from approximately $9.8 million at April 30, 1996, to $9.5 million prior to expiration of the agreement. The agreement effectively sets a cap and floor interest rate of 8% and 6%, respectively.

        At April 30, 1996, the Company had available bank lines of credit of $9,500,000, of which none was outstanding. These lines of credit which expire during fiscal years 1997 and 1998 bear interest at the prime rate (8.25% at April 30, 1996) and have a 3/8% commitment fee on the unused portion.

                          (8) INCOME TAXES

       Income tax expense (benefit) consists of:

                                     Current    Deferred      Total
Year ended April 30, 1996:
   U.S. federal                   $  104,271   $(248,526)  $(144,255)
   State and local                    13,549     (32,294)    (18,745)
                                  $  117,820   $(280,820)  $(163,000)
Year ended April 30, 1995:
   U.S. federal                   $  (98,786)  $ (58,681)  $(157,467)
   State and local                    (4,704)    (13,829)    (18,533)

                                  $ (103,490)  $ (72,510)  $(176,000)
Year ended April 30, 1994:
   U.S. federal                   $  925,020   $(141,231)  $ 783,789
   State and local                   108,826     (16,615)     92,211

                                  $1,033,846   $(157,846)  $ 876,000

        Income tax expense (benefit) was $(163,000), $(176,000), and $876,000 for the years ended April 30, 1996, 1995, and 1994, respectively, and differed from the amounts computed by applying the U.S. federal income tax rate of 34 percent to pretax income from continuing operations as a result of the following:

                                                1996          1995       1994
Computed "expected" tax expense (benefit)    $(158,802)   $(172,386)   $760,039
Increase in income taxes resulting from:
  State and local income taxes, net
    of federal income tax benefit              (12,372)     (12,232)     60,859
  Other, net                                     8,174        8,618      55,102
                                             $(163,000)   $(176,000)   $876,000

27           ABRAMS INDUSTRIES, INC.

        The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at April 30, 1996 and 1995 are presented below:

                                                            1996                    1995
        Deferred tax assets:
           Inventories, primarily because
              of additional costs capitalized
              for tax purposes and the
              allowance for decline in
              net realizable value                       $  409,745             $  447,373

           Accrued directors' fees not
              deductible for tax purposes                   183,266                158,063

           Compensated absences,
              not deductible for
              tax purposes                                  137,058                108,040

           Other accrued expenses not deductible
              for tax purposes                              339,027                400,121

           Other                                            402,952                318,488
              Total gross deferred tax assets             1,472,048              1,432,085

        Deferred tax liabilities:
           Properties, plant and equipment,
              principally because of
              differences in depreciation
              and capitalized interest                    1,902,417              2,208,442

           Profit related to installment sale               180,007                204,159

           Other                                            103,538                 14,218
              Total gross deferred tax liabilities        2,185,962              2,426,819
              Net deferred tax liability                 $  713,914             $  994,734

        The valuation allowance was $0 at April 30, 1996 and 1995.

       (9) STOCK OPTION PLAN AND DEFERRED PROFIT-SHARING PLAN

        In 1986, the Company adopted a Key Employee Incentive Stock Option Plan which provides that stock options may be awarded to officers and key employees with exercise prices no less than the fair market value of the common stock at the date of grant. Information relating to the Company's stock option plan, as adjusted for stock dividends, is summarized as follows:

                                      1996          1995         1994
Options outstanding
  at beginning of year               24,332        24,332       40,332
Options granted                          --            --        6,666
Options canceled                     (6,666)           --       (6,666)
Options exercised                        --            --      (16,000)
Options outstanding
  at end of year                     17,666        24,332       24,332
Option prices per share:
Options granted during
  the year                            --           --      $    4.6875
Options canceled                $      3.75   $    --      $    4.6875
Options exercised               $     --      $    --      $     2.875
Options outstanding
  end of year                   $2.875-4.50   $2.875-4.50  $2.875-4.50


ABRAMS INDUSTRIES, INC.                28

        At April 30, 1996, there were 78,002 shares available for options which may be granted pursuant to the Key Employee Incentive Stock Option Plan.

        The Company has a deferred Profit-Sharing Plan ("Plan") which covers substantially all of its employees. Funded employer contributions to the Plan for 1996, 1995 and 1994 were approximately $502,000, $571,000 and $985,000, respectively. The net assets in the Plan, which is administered by an independent trustee, were approximately $14,122,000 at April 30, 1996 and $11,600,000 at April 30, 1995.

                       (10) SEGMENT REPORTING

        The Company operates in three industry segments: Construction, Manufacturing and Real Estate.

        The construction segment provides construction services primarily for the retail sector. The manufacturing segment produces store fixtures for retail outlets, display fixtures for point-of-sale merchandising and other products. The real estate segment develops retail income-producing properties for sale or for investment. The Company provides property management for some of the properties after development.

        Total revenue by industry segment includes both revenues from unaffiliated customers, as reported in the Company's consolidated statements of operations, and intersegment revenues, which are generally at prices negotiated between segments.

        Identifiable assets are those that are used in the Company's operations in each segment including receivables due from other segments. The parent company's identifiable assets are primarily cash and cash equivalents, cash surrender value of life insurance, and receivables and notes receivable due from subsidiaries.

        The Company had revenues from The Home Depot, Inc., primarily representing revenues in the construction segment, aggregating 48%, 43%, and 53% of consolidated revenues in 1996, 1995 and 1994, respectively. Revenues from Baby Superstore, Inc., primarily representing revenues in the construction segment, constituted 18% and 16% of consolidated revenues in 1996 and 1995, respectively. The three segments had revenues from Kmart Corporation aggregating 11% and 15%, of consolidated revenues in 1995 and 1994, respectively. Also, in 1994, revenues from Service Merchandise, Inc. constituted 10% of consolidated revenues.

        Operating earnings (loss) is total revenue less operating expenses. In computing operating earnings (loss) of segments, allocated parent expenses and income taxes have not been deducted.

29           ABRAMS INDUSTRIES, INC.

                                 Construction  Manufacturing   Real Estate       Parent      Eliminations   Consolidated
1996
Revenues from unaffiliated
  customers                     $107,494,271    $14,999,240    $11,169,294    $    --        $              $133,662,805
Interest and other income            150,851          9,118        304,121        349,039        (176,694)       636,435
Intersegment revenue                 792,213             --             --        523,040      (1,315,253)            --
Total Revenue                   $108,437,335    $15,008,358    $11,473,415    $   872,079    $ (1,491,947)  $134,299,240
Operating earnings (loss)       $  2,806,030    $  (160,226)   $(1,261,552)   $(1,428,578)   $   (422,862)  $
(467,188)
Identifiable assets             $ 19,083,228    $ 7,717,186    $61,428,250    $ 7,464,995    $ (5,058,561)  $ 90,635,098
Depreciation                    $    198,390    $   583,038    $ 2,188,748    $    23,444    $    (84,756)  $  2,908,864
Capital expenditures            $    172,112    $    94,498    $ 2,024,365    $    72,456    $         --   $  2,363,431

1995
Revenues from unaffiliated
  customers                     $ 94,039,455    $16,348,294    $11,761,136    $        --    $         --   $122,148,885
Interest and other income             89,340          8,245        221,394        316,732        (175,914)       459,797
Intersegment revenue                      --             --             --        558,040        (558,040)            --
Total Revenue                   $ 94,128,795    $16,356,539    $11,982,530    $   874,772    $   (733,954)  $122,608,682
Operating earnings (loss)       $  2,550,806    $  (478,235)   $  (900,864)   $(1,228,482)   $   (450,244)  $
(507,019)
Identifiable assets             $ 14,188,426    $ 9,385,838    $62,444,725    $ 7,616,258    $ (5,058,502)  $ 88,576,745
Depreciation                    $    160,916    $   528,328    $ 2,184,539    $    16,777    $    (84,756)  $  2,805,804
Capital expenditures            $    196,801    $   773,348    $   140,890    $     3,755    $         --   $  1,114,794

1994
Revenues from unaffiliated
  customers                     $ 86,773,819    $19,530,240    $16,846,265    $        --    $         --   $123,150,324
Interest and other income             85,884         24,618        265,095        275,448        (198,415)       452,630
Intersegment revenue               1,019,898             --         12,193      1,273,040      (2,305,131)            --
Total Revenue                   $ 87,879,601    $19,554,858    $17,123,553    $ 1,548,488    $ (2,503,546)  $123,602,954
Operating earnings (loss)       $  2,535,597    $ 1,680,087    $   (66,350)   $  (519,260)   $ (1,394,666)  $  2,235,408
Identifiable assets             $ 14,503,124    $10,858,140    $64,670,299    $ 7,364,713    $ (4,663,709)  $ 92,732,567
Depreciation                    $    117,448    $   443,758    $ 2,022,860    $    20,451    $    (81,505)  $  2,523,012
Capital expenditures            $    230,030    $   426,446    $ 2,248,230    $    25,524     $  (233,283)  $  2,696,947

                           (11) COMMITMENT

        Pursuant to a lease agreement entered into in 1996, the Company is obligated to pay the lessee a construction allowance estimated at $3,700,000 toward the cost of constructing a new building to be owned by the Company and leased to the lessee. The construction allowance is due upon the Company's receipt of certain documents confirming the completion of the building in accordance with the lease terms. As of April 30, 1996, the Company has not paid or accrued any amount related to the construction allowance. The building was completed and occupied in May 1996 and management anticipates that the construction allowance will become due during fiscal year 1997. The construction allowance will be funded by additional proceeds under a construction mortgage loan (note 7).

ABRAMS INDUSTRIES, INC.                30

                                     SCHEDULE II -- VALUATION AND QUALIFYING ACCOUNTS

                                                                Additions
                                         Balance at    Charged to      Charged to                      Balance
                                         Beginning     Costs and         Other                         at End
Description                               of Year       Expenses        Accounts     Deductions        of Year

ALLOWANCE FOR DOUBTFUL ACCOUNTS
    Year ended
      April 30, 1996                      $100,189     $  107,837        $   --     $  150,485(1)      $ 57,541
    Year ended
      April 30, 1995                      $ 41,041     $   63,559        $   --     $    4,411(1)      $100,189
    Year ended
      April 30, 1994                      $ 80,934     $  254,061        $   --     $  293,954(1)      $ 41,041

INVENTORY RESERVES
    Year ended
      April 30, 1996                      $773,455     $  160,000        $   --     $  175,559(2)      $757,896
    Year ended
      April 30, 1995                      $485,859     $  287,596        $   --     $       --         $773,455
    Year ended
      April 30, 1994                      $675,000     $1,040,384        $   --     $1,229,525(2)      $485,859

PROPERTY VALUATION RESERVE
    Year ended
      April 30, 1996                      $     --     $       --        $   --     $       --         $     --
    Year ended
      April 30, 1995                      $     --     $       --        $   --     $       --         $     --
    Year ended
      April 30, 1994                      $399,807     $  102,453        $   --     $  502,260(3)      $     --

(1) Allowance for doubtful accounts deductions resulted from the subsequent writeoff and/or recovery of the related receivable.
(2) Inventory reserve deductions resulted from the subsequent sale and/or writeoff of the related inventory.
(3)  Land reserve deductions resulted from the subsequent sale of the related land.
31           ABRAMS INDUSTRIES, INC.

                                    SCHEDULE III -- REAL ESTATE AND ACCUMULATED DEPRECIATION
                                                         APRIL 30, 1996
                                                                                                    Costs
                                                                                                 Capitalized
                                                                                                  Subsequent
                                                                       Initial Cost to Company  to Acquisition

                                                                                    Building
                                                                                      and
Description                                         Encumbrances       Land       Improvements   Improvements      Land

INCOME-PRODUCING PROPERTIES:
  Kmart - Jackson, Michigan                         $1,409,528      $  401,195     $1,788,183     $ 874,342     $ 401,195
  Kmart - Niles, Michigan                            2,484,315         191,674      1,616,099       107,431       191,674
  Kmart - Tifton, Georgia                              801,032         132,894      1,418,266       127,677       132,894
  Shopping Center - Newnan, GA                       5,706,748         696,829      5,291,120       254,258       696,829
  Kmart - Warner Robins, Georgia                     2,589,487         249,994      1,916,557        94,418       249,994
  Kmart - Shawnee, Oklahoma                          2,841,882         407,063      1,667,091     1,342,757       407,063
  Kmart - Newark, Ohio                               1,420,000         153,900      2,296,100            --       153,900
  Kmart - Morton, Illinois                           3,412,657          18,005      2,767,765            --        18,005
  Kmart - Columbus, Georgia                          3,157,857          11,710      2,356,920        10,078        11,710
  Shopping Center - Oakwood, GA                      4,623,609         556,416      3,568,163        54,334       556,416
  Shopping Center - Englewood, FL                   13,085,375       6,072,805      8,823,506      (117,774)    6,072,805
  Shopping Center - N Ft. Myers, FL                 10,241,423       5,940,143     11,290,778       780,669     5,940,143
  Leaseback Shopping Center - Davenport, IA                 --              --          2,150       176,261            --
  Leaseback Shopping Center - Rock Island, IL               --              --        142,986            --            --
  Leaseback Shopping Center - Jacksonville, FL              --              --         42,151            --            --
  Leaseback Shopping Center - Orange Park, FL               --              --        127,486            --            --
  Leaseback Shopping Center - W. St. Paul, MN               --              --             --        43,231            --
                                                    51,773,913      14,832,628     45,115,321     3,747,682    14,832,628

LAND HELD FOR INVESTMENT:
  Davenport, Iowa                                           --         183,572             --            --       183,572
  Louisville, Kentucky                                      --          80,011             --            --        80,011
  Oakwood, Georgia                                          --         245,112             --       509,112       754,224
  Englewood, Florida                                        --         504,032             --            --       504,032
  North Fort Myers, Florida                                 --       3,740,043             --      (280,979)    3,459,064
                                                            --       4,752,770             --       228,133     4,980,903
                                                   $51,773,913     $19,585,398    $45,115,321    $3,975,815   $19,813,531

                                                                                                                     Life on
                                                                                                                      Which
                                                                                                                      Depre-
                                        Gross Amounts at Which                                                       ciation
                                       Carried at Close of Year                                                     In Latest
                                          Building      Capi-                     Net                        Date   Earnings
                                             and       talized                 Accumulated     Date of        Ac-   Statement
                                        Improvements   Interest    Total (1)   Depreciation   Construction  quired  Computed
INCOME-PRODUCING PROPERTIES:
  Kmart - Jackson, Michigan             $ 2,662,525   $  85,095   $3,148,815   $ 1,820,841     1972, 1996     --     23 years
  Kmart - Niles, Michigan                 1,723,530      75,466    1,990,670     1,480,192     1974, 1993     --     25 years
  Kmart - Tifton, Georgia                 1,545,943      88,237    1,767,074     1,327,884     1974, 1991     --     25 years
  Shopping Center - Newnan, GA            5,545,378     311,528    6,553,735     2,528,337   1974,1987,1989   --   31.5 years
  Kmart - Warner Robins, Georgia          2,010,975      76,618    2,337,587     1,760,440        1975        --     25 years
  Kmart - Shawnee, Oklahoma               3,009,848          --    3,416,911     1,314,086      1979,1991     --     25 years
  Kmart - Newark, Ohio                    2,296,100          --    2,450,000     1,515,081        1979        --     25 years
  Kmart - Morton, Illinois                2,767,765          --    2,785,770     1,771,408      1980,1992     --     25 years
  Kmart - Columbus, Georgia               2,366,998     238,970    2,617,678     1,619,296      1980, 1988    --     25 years
  Shopping Center - Oakwood, GA           3,622,497     384,700    4,563,613     1,245,154        1988        --   31.5 years
  Shopping Center - Englewood, FL         8,705,732   1,346,273   16,124,810     1,961,018        1990        --   31.5 years
  Shopping Center - N Ft. Myers, FL      12,071,447   4,467,556   22,479,146     1,668,496      1993,1996     --   31.5 years
  Leaseback Shopping Center -
    Davenport, IA                           178,411          --      178,411        14,868        1995        --     39 years
  Leaseback Shopping Center -
    Rock Island, IL                         142,986          --      142,986        40,638        1994        --      8 years
  Leaseback Shopping Center -
    Jacksonville, FL                         42,151          --       42,151         5,901        1994        --     25 years
  Leaseback Shopping Center -
    Orange Park, FL                         127,486          --      127,486        29,540        1995        --      7 years
  Leaseback Shopping Center -
    W. St. Paul, MN                          43,231          --       43,231         4,954        1996        --      8 years
                                         48,863,003   7,074,443   70,770,074    20,108,134

LAND HELD FOR INVESTMENT:
  Davenport, Iowa                                --          --      183,572            --         --        1977        --
  Louisville, Kentucky                           --          --       80,011            --         --        1979        --
  Oakwood, Georgia                               --          --      754,224            --         --        1987        --
  Englewood, Florida                             --          --      504,032            --         --        1989        --
  North Fort Myers, Florida                      --          --    3,459,064            --         --        1993        --
                                                 --          --    4,980,903            --
                                        $48,863,003  $7,074,443  $75,750,977   $20,108,134

NOTE: Reconciliations of total real estate carrying value and accumulated depreciation for the three years ended April 30, 1996 are as follows:

                                                 Real Estate                             Accumulated Depreciation
                                    1996             1995          1994              1996           1995           1994
BALANCE AT BEGINNING OF YEAR     $73,767,825      $73,927,553   $77,344,688       $18,033,487    $15,950,677    $14,043,121
ADDITIONS DURING YEAR
  Additions                        1,983,152(4)       182,539     1,831,997(2)             --             --             --
  Depreciation                            --               --            --         2,074,647      2,082,810      1,907,556
                                   1,983,152          182,539     1,831,997         2,074,647      2,082,810      1,907,556
DEDUCTIONS DURING YEAR
  Carrying value of real estate
    sold and retirements                  --          342,267(3)  5,249,132(3)             --             --             --
  Valuation reserve on
    unimproved land                       --               --            --                --             --             --
                                          --          342,267     5,249,132                --             --             --
BALANCE AT CLOSE OF YEAR         $75,750,977      $73,767,825   $73,927,553       $20,108,134    $18,033,487    $15,950,677

NOTES:
(1) The aggregated cost for land and building and improvements for federal income tax purposes at April 30, 1996 is $70,956,913.
(2) Primarily represent additions to a shopping center developed in North Fort Myers, Florida.
(3) Primarily represents sales of land held for investment in North Fort Myers, Florida; Atlanta, Georgia; and Gwinnett County, Georgia.
(4) Primarily represents additions to a shopping center development in North Fort Myers, Florida and a Kroger in Jackson, Michigan.

ABRAMS INDUSTRIES, INC.                32

33           ABRAMS INDUSTRIES, INC.

   ITEM 9. CHANGES IN AND DISAGREEMENTS WITH INDEPENDENT AUDITORS
               ON ACCOUNTING AND FINANCIAL DISCLOSURE.

        Not applicable.

                              PART III
                            ITEMS 10-13.
        The information contained under the headings "Nomination and Election of Directors," "Principal Holders of the Company's Securities" and "Compensation of Executive Officers and Directors" in the Company's definitive proxy materials for its 1996 Annual Meeting of Shareholders, filed with the Securities and Exchange Commission contemporaneously herewith, is incorporated herein by reference.
        For purposes of determining the aggregate market value of the Company's voting stock held by nonaffiliates, shares held directly or indirectly by all Directors and Executive Officers of the Company have been excluded. The exclusion of such shares is not intended to, and shall not, constitute a determination as to which persons or entities may be "affiliates" of the Company as defined by the Securities and Exchange Commission.

   ITEM 14. EXHIBITS, FINANCIAL STATEMENT SCHEDULES, AND REPORTS
                            ON FORM 8-K.
        (a) The following documents are filed as part of this Annual Report on Form 10-K:
          1. Financial Statements:
          Independent Auditors' Report
          Consolidated Balance Sheets at April 30, 1996 and 1995 Consolidated Statements of Operations for the Years Ended
            April 30, 1996, 1995 and 1994
          Consolidated Statements of Shareholders' Equity for the
            Years Ended April 30, 1996, 1995 and 1994
          Consolidated Statements of Cash Flows for the Years Ended
            April 30, 1996, 1995 and 1994
          Notes to Consolidated Financial Statements

          2. Financial Statement Schedules:
          Schedule II -- Valuation and Qualifying Accounts
          Schedule III -- Real Estate and Accumulated Depreciation

          3. Exhibits:
          Exhibit No.
          3a.  Articles of Incorporation (1)
          3b.  By-Laws (1)
          10a. Project Financing Agreement by and among Development
               Authority of Fulton County, Abrams Fixture Corporation, and SunTrust Bank, dated as of June 3, 1985(2)
          10b. Abrams Industries, Inc. 1986 Key Employee Incentive
               Stock Option Plan(3), as amended by Amendment No. 1 to Abrams Industries, Inc. 1986 Key Employee Stock Option Plan, dated May 24, 1988#
          10c. Directors' Deferred Compensation Plan (4)#
          10d. Edward M. Abrams Split Dollar Life Insurance Agreements
               dated July 29, 1991(5)#
          10e. Joseph H. Rubin Split Dollar Life Insurance Agreement
               dated August 27, 1991(5)#
          10f. Bernard W. Abrams Split Dollar Life Insurance Agreement
               dated July 16, 1993(6)#
          10g. Bernard W. Abrams Employment Agreement dated August 23,
               1995 (7)#
          13. Annual Report to Shareholders for the fiscal year ended April 30, 1996
          21.  List of the Company's Subsidiaries
          27.  Financial Data Schedules
          99. Proxy Statement for 1996 Annual Meeting of Shareholders Explanation of Exhibits
               (1)  These exhibits are incorporated by reference to
                    the Company's Form 10-K for the year ended April
                    30, 1985.
               (2)  This exhibit is incorporated by reference to the
                    Company's Form 10-Q for the quarter ended July 31,
                    1985.
               (3)  This exhibit is incorporated by reference to the
                    Company's Form 10-K for the year ended April 30,
                    1986.
               (4)  This exhibit is incorporated by reference to the
                    Company's Form 10-K for the year ended April 30,
                    1991.
               (5)  These exhibits are incorporated by reference to
                    the Company's Form 10-K for the year ended April
                    30, 1993.
               (6)  This exhibit is incorporated by reference to the
                    Company's Form 10-K for the year ended April 30,
                    1994.
               (7)  This exhibit is incorporated by reference to the
                    Company's Form 10-Q for the period ended October
                    31, 1995.
                #   Management compensatory plans or arrangement.
        (b) Reports on Form 8-K: None filed during the fourth quarter of fiscal 1996.
        (c) The Company hereby files as exhibits to this Annual Report on Form 10-K the exhibits set forth in Item 14(a)3 hereof.
        (d) The Company hereby files as financial statement schedules to this Annual Report on Form 10-K the financial statement schedules set forth in Item 14(a)2 hereof.
ABRAMS INDUSTRIES, INC.                34

                             SIGNATURES
        Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                   ABRAMS INDUSTRIES, INC.

Dated: July 16, 1996               By:   /s/ Edward M. Abrams
                                         Edward M. Abrams
                                         Chairman of the Board of
                                         Directors and Chief Executive
                                         Officer

        Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Dated: July 16, 1996                     /s/ Edward M. Abrams
                                         Edward M. Abrams
                                         Chairman of the Board of
                                         Directors and Chief Executive
                                         Officer

Dated: July 16, 1996                     /s/ Joseph H. Rubin
                                         Joseph H. Rubin
                                         Director, President, Chief
                                         Operating Officer, Chief
                                         Financial Officer, and
                                         Chief Accounting Officer

Dated: July 16, 1996                     /s/ Bernard W. Abrams
                                         Bernard W. Abrams
                                         Director, Chairman of the
                                         Executive Committee

Dated: July 16, 1996                     /s/ Alan R. Abrams
                                         Alan R. Abrams
                                         Director

Dated: July 16, 1996                     /s/ J. Andrew Abrams
                                         J. Andrew Abrams
                                         Director

Dated: July 16, 1996                     /s/ Richard H. Danielson
                                         Richard H. Danielson
                                         Director

Dated: July 16, 1996                     /s/ Paula Lawton Bevington
                                         Paula Lawton Bevington
                                         Director

Dated: July 16, 1996                     /s/ Donald W. MacLeod
                                         Donald W. MacLeod
                                         Director

Dated: July 16, 1996                     /s/ L. Anthony Montag
                                         L. Anthony Montag
                                         Director

Dated: July 16, 1996                     /s/ Felker W. Ward, Jr.
                                         Felker W. Ward, Jr.
                                         Director
35           ABRAMS INDUSTRIES, INC.

FOUNDER
    Alfred R. Abrams
    (1899-1979)
BOARD OF DIRECTORS
* Edward M. Abrams (E)
  Chairman of the Board and Chief
  Executive Officer
  Abrams Industries, Inc.
* Bernard W. Abrams (E)
  Chairman of the Executive Committee
  Abrams Industries, Inc.
  Alan R. Abrams (E)
  President
  Abrams Properties, Inc.
  J. Andrew Abrams (E)
  Vice President
  Abrams Fixture Corporation
  Paula Lawton Bevington (C)
  Chairman
  Servidyne Systems, Inc.
  Richard H. Danielson (A)(C)
  Retired Regional Vice President
  Amoco Oil Company
  Donald W. MacLeod (A)(C)
  Chairman of the Board and Chief
  Executive Officer
  IRT Property Company
  L. Anthony Montag (C)
  Sole Proprietor
  A. Montag & Associates
* Joseph H. Rubin (E)
  President and Chief Operating Officer
  Abrams Industries, Inc.
  Felker W. Ward, Jr. (A)(C)
  President
  Ward & Associates, Inc.

  Committees:
  E-Executive
  A-Audit
  C-Compensation
  *Executive Officer

OFFICERS OF ABRAMS
INDUSTRIES, INC.
AND SUBSIDIARIES
Alan R. Abrams
Bernard W. Abrams
Edward M. Abrams
J. Andrew Abrams
Gerald T. Anderson II
Jack T. Cothran
Steven J. Curvino
Timothy D. Farrell
Janis H. Fowler
Melinda S. Garrett
Joyce L. Hubbard
Douglas S. McKenzie
B. Michael Merritt
Richard V. Priegel
Joseph H. Rubin
Wyona L. Stephens
Thomas F. Stock


CONSTRUCTION SEGMENT
ABRAMS CONSTRUCTION, INC.
        5775-A Glenridge Dr., NE
        Suite 200
        Atlanta, Georgia 30328
        (404) 256-4150

MANUFACTURING SEGMENT
ABRAMS FIXTURE CORPORATION
        362 Jones Avenue, NW
        Atlanta, Georgia 30314
        (404) 681-1820

REAL ESTATE SEGMENT
ABRAMS PROPERTIES, INC.
        5775-A Glenridge Dr., NE
        Suite 203
        Atlanta, Georgia 30328
        (404) 252-8220
ABRAMS INDUSTRIES, INC.                36